Reclassification of Previously Issued Consolidated Financial Statements	12 Months Ended
Jun. 30, 2025
Reclassification of Previously Issued Consolidated Financial Statements [Abstract]
RECLASSIFICATION OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

24. RECLASSIFICATION OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The Group restated the accompanying consolidated financial statements and related notes. As a result of this reclassification, there was no change in the assets, liabilities and equity or net revenues and expenses. Furthermore, there was no change in the net increase in cash and cash equivalents.

IN CONSOLIDATED STATEMENT OF CASH FLOWS:

Operating activities for the year ended June 30, 2024:	Previously reported	Adjustments/ Reclassification	Restated
	RM	RM	RM
Interest received	1,607,963	(1,607,963)	-

Investing activities for the year ended June 30, 2024:	Previously reported	Adjustments/ Reclassification	Restated
Interest received	-	1,607,963	1,607,963
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary	(1,000)	1,000	-

Financing activities for the year ended June 30, 2024:	Previously reported	Adjustments/ Reclassification	Restated
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary	-	(1,000)	(1,000)

Operating activities for the year ended June 30, 2023:	Previously reported	Adjustments/ Reclassification	Restated
	RM	RM	RM
Interest received	776,511	(776,511)	-

Investing activities for the year ended June 30, 2023:	Previously reported	Adjustments/ Reclassification	Restated
Interest received	-	776,511	776,511